SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 07, 2021	Sep. 30, 2021	Dec. 31, 2020
PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement		8,200,000
Aggregate purchase price/PIPE Investment		$ 82,000,000
Merger Agreement
Subsequent Event [Line Items]
Available Cash Amount		$ 320,000,000	$ 320,000,000
Merger Agreement | Sponsor
Subsequent Event [Line Items]
Share Price		$ 12.00
Merger Agreement | PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement			8,200,000
Aggregate purchase price/PIPE Investment			$ 82,000,000
Note Subscription Agreement | PIPE Investment Under Subscription Agreement | Sponsor
Subsequent Event [Line Items]
Aggregate purchase price/PIPE Investment		$ 25,000,000	$ 25,000,000
Stated percentage		12.00%	12.00%
Backstop Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement		2,500,000	2,500,000
Aggregate purchase price/PIPE Investment		$ 25,000,000	$ 25,000,000
Purchase price per share		$ 10.00	$ 10.00
Subsequent event | Merger Agreement
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Cash consideration in merger	$ 50,000,000
purchase price per share	$ 10.00
Subsequent event | Merger Agreement | PIPE Investment Under Subscription Agreement
Subsequent Event [Line Items]
Number of shares subscribed by PIPE investors as a part of merger agreement	15,000,000
Aggregate purchase price/PIPE Investment	$ 150,000,000